Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 7,679,722	$ 4,132,819
Less: allowance for credit losses	(740,370)	(405,802)
Accounts receivable, net	$ 6,939,352	$ 3,727,017